Statement of Stockholders' Equity - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Stockholders' Equity, beginning of period, Value at Dec. 31, 2014	$ 552	$ 2,258,016	$ (1,758,830)	$ 499,738
Stockholders' Equity, beginning of period, Shares at Dec. 31, 2014	552,188
Issuance of common stock for licensing, Value	$ 7	108,243		108,250
Issuance of common stock for licensing, Shares	6,615
Issuance of common stock for investment, Value	$ 500	2,899,500		2,900,000
Issuance of common stock for investment, Shares	500,000
Issuance of warrants		904,125		904,125
Beneficial conversion feature on convertible debt		272,250		272,250
Net loss			(3,857,856)	(3,857,856)
Stockholders' Equity, end of period, Value at Dec. 31, 2015	$ 1,059	6,442,134	(5,616,686)	826,507
Stockholders' Equity, end of period, Shares at Dec. 31, 2015	1,058,803
Net loss			(4,847,606)	(4,847,606)
Issuance of common stock for services, Value	$ 1,995	126,936		128,931
Issuance of common stock for services, Shares	1,995,655
Issuance of common stock for debt conversion, Value	$ 353,106	266,407		619,513
Issuance of common stock for debt conversion, Shares	353,106,142
Issuance of common stock for warrants, Value	$ 9	(9)
Issuance of common stock for warrants, Shares	8,804
Cancellation of issuance, Value	$ (485)	485
Cancellation of issuance, Shares	(485,000)
Beneficial conversion feature on convertible debt and warrants		2,300,330		2,300,330
Stock issued for asset acquisition, Value	$ 50	220,950		221,000
Stock issued for asset acquisition, Shares	50,000
Stockholders' Equity, end of period, Value at Dec. 31, 2016	$ 355,734	$ 9,357,233	$ (10,464,292)	(751,325)
Stockholders' Equity, end of period, Shares at Dec. 31, 2016	355,734,404
Net loss				(2,600,674)
Stockholders' Equity, end of period, Value at Mar. 31, 2017				$ (459,855)